Impairment losses (Details) ₨ / shares in Units, € in Millions, ₨ in Billions	12 Months Ended
	Mar. 31, 2025 EUR (€)	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 EUR (€) ₨ / shares	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 EUR (€) ₨ / shares	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Goodwill.
Impairment losses
Management plans period (in years)	5 years
Indus Towers
Impairment losses
Impairment losses				€ 64
Impairment reversal		€ 64
Share price | ₨ / shares			₨ 291.15		₨ 143
Recoverable amount		€ 1,800	₨ 1,800	900	₨ 900	₨ 165	₨ 81
Cash-generating units within continuing operations
Impairment losses
Impairment losses	€ 0
Germany, cash-generating unit [Member]
Impairment losses
Impairment losses	4,350
Amount by which unit's recoverable amount exceeds its carrying amount				3,200	3,200
Germany, cash-generating unit [Member] | Value in use [member]
Impairment losses
Carrying values of impairment reduced value in use estimates	30,900
Romania Cash Generating Unit [Member]
Impairment losses
Impairment losses	165
Romania Cash Generating Unit [Member] | Value in use [member]
Impairment losses
Carrying values of impairment reduced value in use estimates	600
UK
Impairment losses
Amount by which unit's recoverable amount exceeds its carrying amount	€ 1,000			1,300	1,300
Italy
Impairment losses
Amount by which unit's recoverable amount exceeds its carrying amount				200	200
Spain
Impairment losses
Amount by which unit's recoverable amount exceeds its carrying amount				€ 400	₨ 400